NATURE OF BUSINESS	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2023
NATURE OF BUSINESS

NOTE 1 – NATURE OF BUSINESS

Algorhythm Holdings, Inc. (f/k/a The Singing machine Company, Inc.) (the “Company”) is a holding company for an AI enabled software logistics business operated through our SemiCab Holding subsidiary and a home karaoke consumer products company that designs and distributes karaoke products globally to retailers and ecommerce partners through our Singing Machine subsidiary.

Our operations include our wholly owned subsidiaries, SMC Logistics, Inc., a California corporation (“SMCL”), SMC-Music, Inc., a Florida corporation (“SMCM”), SMC (HK) Limited, a Hong Kong company (“SMH”), MICS Hospitality Holdings, Inc., a Delaware corporation (“MICS Hospitality”), MICS Hospitality Management, LLC, a Delaware limited liability company (“MICS Hospitality Management”), MICS Nomad, LLC, a Delaware limited liability company (“MICS NY”) and SemiCab Holdings, LLC, a Nevada limited liability company (“SemiCab”).

Singing Machine is primarily engaged in the development, marketing, and sale of consumer karaoke audio equipment, accessories, and musical recordings. We are a global karaoke and music entertainment company that specializes in the design and production of quality karaoke and music enabled consumer products for adults and children.

SemiCab is a cloud-based collaborative transportation platform built to achieve the scalability required to predict and optimize full-truckload transportation at enterprise-scale. To orchestrate collaboration across manufacturers, retailers, distributors, and their carriers, SemiCab uses real-time data from API-based load tendering and pre-built integrations with TMS and ELD partners. To build fully loaded round trips, SemiCab uses AI/ML techniques and advanced predictive optimization models.

NOTE 1 – NATURE OF BUSINESS

We are primarily engaged in the development, marketing, and sale of consumer karaoke audio equipment, accessories, and musical recordings. We believe we are a leading global karaoke and music entertainment company that specializes in the design and production of quality karaoke and music enabled consumer products for adults and children. Our products are among the most widely available karaoke products in the world.

Our mission is to “create joy through music.”

The Singing Machine’s operations include its wholly owned subsidiaries, SMC Logistics, Inc., a California corporation (“SMCL”), SMC-Music, Inc., a Florida corporation (“SMCM”), SMC (HK) Limited, a Hong Kong company (“SMH”), MICS Hospitality Holdings, Inc., a Delaware corporation (“MICS Hospitality”), MICS Hospitality Management, LLC, a Delaware limited liability company (“MICS Hospitality Management”) and MICS Nomad, LLC, a Delaware limited liability company (“MICS NY”).

Semi Cab Inc [Member]
NATURE OF BUSINESS

NOTE 1 - BASIS OF PRESENTATION

OVERVIEW

The SemiCab, Inc., a Delaware corporation (the “Company,” “SemiCab”) is primarily engaged in the development, marketing, and sale of logistics optimization services for enterprise-level dedicated freight and shipping customers in The United States and India.

Basis of Presentation

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which contemplate continuation of the Company as a going concern, and assumes continuity of operations, realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The Company has suffered substantial net losses and negative cash flows from operations in recent years and is dependent on debt and equity financing to fund its operations all of which raise substantial doubt about the Company’s ability to continue as a going concern. Recoverability of a major portion of the recorded asset amounts shown in the accompanying balance sheet is dependent upon the Company’s ability to increase its revenue and meet its financing requirements on a continuing basis and become profitable in its future operations. The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence.